Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Income before income taxes	€ 1,316,802,000	€ 488,335,000	€ 1,733,702,000	€ 1,046,886,000
income tax expense (benefit)
Total tax expense (income)	€ 261,643,000	€ 150,520,000	€ 348,834,000	€ 332,088,000